MERRILL LYNCH
                                                                SPECIAL VALUE
                                                                FUND, INC.


                                [GRAPHIC OMITTED]

                                                       STRATEGIC
                                                                Performance

                                                                Quarterly Report
                                                                June 30, 1999

MERRILL LYNCH SPECIAL VALUE FUND, INC.

DEAR SHAREHOLDER

There were some conflicting signals regarding the future direction of the US economy during the quarter ended June 30, 1999. However, on balance the economic outlook continued to be positive. The US economic expansion is ongoing, especially in the consumer sector. Economic growth is not occurring at inflationary rates, although the Organization of Petroleum Exporting Countries
(OPEC) successfully engineered a near-term increase in the price of crude oil. Against this backdrop, the US Federal Reserve Board raised the Federal Funds rate 0.25% at its June 30, 1999 meeting. Outside of the United States, signs of growth are less apparent in other major industrial economies. European equity markets have entered a period of consolidation, and investors are looking for evidence of an economic pickup. In Japan, there are not yet clear signs that Japan's economy is improving. There were growing signs of improvement in some emerging economies (most notably South Korea and Mexico), although concerns remain for others (such as Brazil and Argentina).

In the US capital markets, long-term interest rates rose during the June quarter. While the spread between yields on Treasury securities and corporate issues of similar maturities has narrowed somewhat, it remains wide by historic standards. Although the US stock market exhibited greater price volatility, its advances broadened beyond relatively few growth stocks to the previously languishing cyclical sectors.

Portfolio Matters

Since late last year, the environment for small-capitalization stocks has improved with the pace of US economic activity. Recent economic indicators, including employment data and the Producer Price Index (PPI), seem to confirm a strengthening in the US economy. Accordingly, the yield on the 30-year US Government bond has increased by about 100 basis points (1.00%), causing a steepening of the yield curve. A strengthening economy is generally favorable for small cap stocks, particularly small cap value stocks. The steepening yield curve is a positive indicator for the value style of investing because the slope of the curve is an implied inflation forecast. To the extent that the Federal Reserve Board is able to sustain the economic expansion with modest interest rate increases, we anticipate further gains for small cap stocks.

During the quarter ended June 30, 1999, Merrill Lynch Special Value Fund, Inc. substantially outperformed the unmanaged Russell 2000 Index. Total returns for the Fund's Class A, Class B, Class C and Class D Shares were +27.66%, +27.33%, +27.28% and +27.61%, respectively, compared to the total return of +15.55% for the unmanaged Russell 2000 Index. (Fund results do not reflect sales charges; results would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

For the quarter ended June 30, 1999, the total return of the unmanaged Russell 2000 Index was more than double the +7.05% total return provided by the unmanaged Standard & Poor's 500 Index. All 12 of the Russell 2000 economic sectors posted positive returns during the June quarter. The energy, transportation and producer durables sectors marked the sharpest gains, while the consumer staples and healthcare sectors advanced to a lesser extent. The Fund's investment performance benefited from overweighted investments in cyclical stocks, and from underweighted investments in interest rate-sensitive stocks. Sector positioning modestly benefited performance in the June quarter; however, performance in excess of the Russell 2000 Index resulted primarily from specific stock selection, as individual stocks sharply outperformed their respective sectors in the benchmark index.

Merrill Lynch Special Value Fund, Inc.                             June 30, 1999

Individual stocks that most benefited the Fund's investment results included two companies that provide integrated circuits for the telecommunications industry, DSP Communications, Inc. and TriQuint Semiconductor, Inc. Shares of DSP Communications, a designer of chip sets used in wireless devices, soared as Asian market demand rebounded and the company announced several important new customer accounts. Sharp share price appreciation and the large size of the position combined to make DSP Communications a leading contributor to Fund performance during the June quarter. Shares of TriQuint Semiconductor, a manufacturer of high-performance integrated circuits, rallied sharply as reported earnings surpassed the range of analysts' estimates and demand for the company's specialized manufacturing capacity increased. Shares of Forward Air Corporation, a provider of transportation services to freight forwarders, also were strong as trading dislocations were resolved and exports rebounded from the depressed levels of 1998. A few investment positions failed to meet our performance expectations, but disappointments in the June quarter were limited.

As small-capitalization stocks surged, we realized gains in stocks that had reached our internal price objectives, and reinvested the proceeds in stocks where we believed the risk-adjusted returns would be greater. In general, we further increased the level of Fund diversification, realizing gains in overweighted technology and economically sensitive industries, and investing some of the proceeds in underweighted financial services stocks and other interest rate-sensitive areas.

In Conclusion

We thank you for your continued investment in Merrill Lynch Special Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Daniel V. Szemis

Daniel V. Szemis
Senior Vice President and Portfolio Manager


July 30, 1999

Merrill Lynch Special Value Fund, Inc.                             June 30, 1999

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return

                                       % Return Without         % Return With
                                         Sales Charge           Sales Charge**
================================================================================
   Class A Shares*
================================================================================
   Year Ended 6/30/99                      + 2.42%                 - 2.96%
--------------------------------------------------------------------------------
   Five Years Ended 6/30/99                +17.09                  +15.84
--------------------------------------------------------------------------------
   Ten Years Ended 6/30/99                 +12.08                  +11.48
--------------------------------------------------------------------------------
  *Maximum sales charge is 5.25%.
 **Assuming maximum sales charge.

                                          % Return                % Return
                                         Without CDSC            With CDSC**
================================================================================
   Class B Shares*
================================================================================
   Year Ended 6/30/99                      + 1.42%                 - 2.44%
--------------------------------------------------------------------------------
   Five Years Ended 6/30/99                +15.91                  +15.91
--------------------------------------------------------------------------------
   Ten Years Ended 6/30/99                 +10.94                  +10.94
--------------------------------------------------------------------------------
  *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
 **Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                          % Return                % Return
                                         Without CDSC            With CDSC**
================================================================================
   Class C Shares*
================================================================================
   Year Ended 6/30/99                      + 1.34%                 + 0.37%
--------------------------------------------------------------------------------
   Inception (10/21/94)
   through 6/30/99                         +16.00                  +16.00
--------------------------------------------------------------------------------
  *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
 **Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                       % Return Without         % Return With
                                         Sales Charge           Sales Charge**
================================================================================
   Class D Shares*
================================================================================
   Year Ended 6/30/99                      + 2.18%                 - 3.19%
--------------------------------------------------------------------------------
   Inception (10/21/94)
   through 6/30/99                         +16.92                  +15.58
--------------------------------------------------------------------------------
  *Maximum sales charge is 5.25%.
 **Assuming maximum sales charge.

Merrill Lynch Special Value Fund, Inc.                             June 30, 1999

PERFORMANCE DATA (concluded)

Results of a $1,000 Investment Since Inception -- Class A Shares

(5.25% sales charge -- $947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

                               [GRAPHIC OMITTED]

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on May 5, 1978 to $7,561.62 on June 30, 1999.


Recent Performance Results

                                                                                                    Ten Years/
                                                                    12 Month          3 Month     Since Inception
                                                                  Total Return     Total Return    Total Return
====================================================================================================================================
   ML Special Value Fund, Inc. Class A Shares*                       +2.42%          +27.66%          +212.79%
------------------------------------------------------------------------------------------------------------------------------------
   ML Special Value Fund, Inc. Class B Shares*                       +1.42           +27.33           +182.35
------------------------------------------------------------------------------------------------------------------------------------
   ML Special Value Fund, Inc. Class C Shares*                       +1.34           +27.28           +100.60
------------------------------------------------------------------------------------------------------------------------------------
   ML Special Value Fund, Inc. Class D Shares*                       +2.18           +27.61           +108.18
------------------------------------------------------------------------------------------------------------------------------------
   Russell 2000 Index**                                              +1.50           +15.55       +221.60/+93.83
====================================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are for the ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares, respectively.

** An unmanaged broad-based Index comprised of small-capitalization common stocks. Ten years/since inception total returns are for the ten years and from 10/21/94, respectively.

Merrill Lynch Special Value Fund, Inc.                             June 30, 1999

SCHEDULE OF INVESTMENTS

                           Shares                                                                         Percent of
Sector*                     Held                  Stocks                           Cost         Value     Net Assets
------------------------------------------------------------------------------------------------------------------------
Auto & Transportation
------------------------------------------------------------------------------------------------------------------------
                          489,600    Air Express International Corporation    $  8,689,896  $ 12,423,600     1.4%
                          537,200    Circle International Group, Inc.           13,348,433    11,751,250     1.3
                          271,000    Forward Air Corporation                       924,883     7,604,938     0.8
                           21,000    Gentex Corporation                            260,610       588,000     0.1
                           24,300    Keystone Automotive Industries Inc.           387,929       422,213     0.0
                          428,500    Landair Corporation                         1,270,155     1,714,000     0.2
                          136,500    Meritor Automotive, Inc.                    2,908,272     3,480,750     0.4
                        2,041,700    Miller Industries, Inc.                    14,853,769     8,039,194     0.9
                                                                              ------------  ------------   ------
                                                                                42,643,947    46,023,945     5.1

------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary
------------------------------------------------------------------------------------------------------------------------
                        2,035,900    APAC TeleServices, Inc.                    15,777,645     6,616,675     0.7
                            1,317    Adrien Arpel, Inc. (Preferred)                      0        24,259     0.0
                        1,304,200    Boise Cascade Office Products Corp.        19,308,602    15,324,350     1.7
                          556,900    Boron, LePore & Associates, Inc.            7,575,025     4,664,037     0.5
                          453,700    Buffets, Inc.                               4,667,813     5,217,550     0.6
                          569,600    Caribiner International, Inc.               5,715,911     3,524,400     0.4
                          235,600    The Cheesecake Factory Incorporated         5,231,665     7,185,800     0.8
                        1,822,700    Danka Business Systems PLC (ADR) (a)       12,925,295    10,252,687     1.1
                        1,208,350    HA-LO Industries, Inc.                     12,880,304    11,932,456     1.3
                        1,390,000    Heilig-Meyers Company                      18,598,857     9,469,375     1.1
                          227,700    ITI Technologies, Inc.                      3,435,408     5,151,713     0.6
                          665,500    McNaughton Apparel Group Inc.               9,404,076     5,573,562     0.6
                          261,900    Micro Warehouse, Inc.                       3,658,557     4,681,462     0.5
                        1,421,540    Midway Games, Inc.                         20,405,264    18,391,174     2.0
                        1,121,700    Panera Bread Company (Class A)              7,525,064     7,150,837     0.8
                        1,254,800    Paxson Communications Corporation          13,503,438    16,939,800     1.9
                          411,300    Pier 1 Imports, Inc.                        3,268,879     4,627,125     0.5
                          598,500    SITEL Corporation                           4,878,878     1,758,094     0.2
                          304,200    Sodak Gaming, Inc.                          3,378,954     2,851,875     0.3
                          330,400    Stein Mart, Inc.                            3,089,064     3,097,500     0.3
                          120,900    Suiza Foods Corporation                     4,578,222     5,062,687     0.6
                          281,000    Veterinary Centers of America, Inc.         3,810,412     3,811,062     0.4
                          934,500    WMS Industries, Inc.                        4,457,766    15,886,500     1.8
                                                                              ------------  ------------   ------
                                                                               188,075,099   169,194,980    18.7

------------------------------------------------------------------------------------------------------------------------
Energy
------------------------------------------------------------------------------------------------------------------------
                          188,400    Barrett Resources Corporation               5,114,797     7,229,850     0.8
                          445,000    Basin Exploration, Inc.                     7,149,236     8,927,813     1.0
                           75,300    Evergreen Resources, Inc.                   1,679,300     1,896,619     0.2
                          248,922    Louis Dreyfus Natural Gas Corp.             3,586,765     5,367,381     0.6
                          157,000    Newpark Resources, Inc.                       896,822     1,393,375     0.2
                          467,191    Plains Resources Inc.                       3,633,726     8,857,509     0.9
                          126,100    Stone Energy Corporation                    3,714,453     5,343,487     0.6
                          290,750    Tom Brown, Inc.                             2,716,267     4,524,797     0.5
                                                                              ------------  ------------   ------
                                                                                28,491,366    43,540,831     4.8
========================================================================================================================

Merrill Lynch Special Value Fund, Inc.                             June 30, 1999

                           Shares                                                                         Percent of
Sector*                     Held                  Stocks                           Cost         Value     Net Assets
------------------------------------------------------------------------------------------------------------------------
Financial Services
------------------------------------------------------------------------------------------------------------------------
                           85,050    American National Insurance Company      $  6,785,507  $  6,059,813     0.7%
                          110,000    BARRA Inc.                                  2,718,076     2,777,500     0.3
                          566,600    Billing Concepts Corp.                      5,437,881     6,338,838     0.7
                          286,300    Brandywine Realty Trust                     5,158,021     5,672,319     0.6
                          196,500    Camden Property Trust                       5,100,934     5,452,875     0.6
                          529,400    Capitol Federal Financial                   5,259,897     5,525,613     0.6
                          559,473    Charter One Financial, Inc.                 8,982,730    15,560,343     1.7
                          110,300    Commerce Bancorp, Inc.                      4,460,694     4,715,325     0.5
                          179,600    FelCor Lodging Trust Inc.                   3,888,363     3,726,700     0.4
                          218,800    Frontier Insurance Group, Inc.              3,220,795     3,364,050     0.4
                          123,000    HCC Insurance Holdings, Inc.                2,035,275     2,790,563     0.3
                           64,900    Investment Technology Group, Inc.           1,865,985     2,101,138     0.2
                           34,900    Jefferies Group, Inc.                         590,427     1,047,000     0.1
                          106,200    Kimco Realty Corporation                    3,935,760     4,155,075     0.5
                          145,000    Meditrust Companies                         2,179,231     1,894,062     0.2
                           44,800    National Data Corporation                   1,589,004     1,915,200     0.2
                          380,000    PXRE Corporation                            7,897,968     6,887,500     0.8
                          394,700    Peoples Heritage Financial Group, Inc.      7,749,225     7,425,294     0.8
                          423,600    Primark Corporation                        10,330,966    11,887,275     1.3
                          637,200    Scottish Annuity & Life Holdings, Ltd.      9,135,650     6,849,900     0.8
                                                                              ------------  ------------   ------
                                                                                98,322,389   106,146,383    11.7

------------------------------------------------------------------------------------------------------------------------
Healthcare
------------------------------------------------------------------------------------------------------------------------
                          267,100    COR Therapeutics, Inc.                      2,579,398     3,939,725     0.4
                          234,800    Covance Inc.                                4,934,003     5,620,525     0.6
                           67,400    DVI, Inc.                                   1,194,029     1,154,225     0.1
                           26,000    Datascope Corp.                               726,750       835,250     0.1
                          475,400    EndoSonics Corporation                      3,209,799     3,327,800     0.4
                           59,400    Gilead Sciences, Inc.                       1,417,229     3,103,650     0.4
                          819,500    HCIA, Inc.                                  9,510,805     7,324,281     0.8
                        2,192,500    MedPartners, Inc.                          16,412,861    16,580,781     1.8
                          427,800    Mentor Corporation                          6,659,215     7,967,775     0.9
                          548,000    Nabi                                        3,737,565     1,541,250     0.2
                           91,000    NeoRx Corporation                             537,444       139,344     0.0
                          153,700    Neurogen Corporation                        2,038,368     2,247,862     0.3
                          599,600    Orthodontic Centers of America, Inc.        7,248,034     8,469,350     0.9
                          186,600    Pharmacopeia, Inc.                          2,951,278     2,099,250     0.2
                          300,850    Scios Inc.                                  1,387,073       977,762     0.1
                           28,400    Sepracor Inc.                               2,080,605     2,307,500     0.3
                          139,500    Sierra Health Services, Inc.                2,866,479     2,014,031     0.2
                           81,600    VISX, Incorporated (b)                        383,882     6,461,700     0.7
                                                                              ------------  ------------   ------
                                                                                69,874,817    76,112,061     8.4
========================================================================================================================

Merrill Lynch Special Value Fund, Inc.                             June 30, 1999

                           Shares                                                                         Percent of
Sector*                     Held                  Stocks                           Cost         Value     Net Assets
------------------------------------------------------------------------------------------------------------------------
Materials & Processing
------------------------------------------------------------------------------------------------------------------------
                          432,100    A.M. Castle & Company                    $  7,628,056  $  7,345,700     0.8%
                          525,000    Apogee Enterprises, Inc.                    6,204,771     7,054,688     0.8
                          638,277    BHA Group Holdings, Inc.                    7,083,102     5,265,785     0.6
                           79,500    Carpenter Technology Corporation            2,434,576     2,270,719     0.2
                          214,500    Citation Corporation                        2,666,840     3,445,406     0.4
                          438,900    Commonwealth Industries, Inc.               6,993,121     5,486,250     0.6
                           83,800    Dan River, Inc. (Class A)                   1,257,000       618,025     0.1
                          224,000    Giant Cement Holding, Inc.                  2,793,187     5,124,000     0.6
                          180,600    Gibraltar Steel Corporation                 3,896,316     4,469,850     0.5
                          223,300    Insituform Technologies, Inc. (Class A)     1,711,288     4,828,863     0.5
                          559,200    Intermet Corporation                        8,772,555     8,457,900     0.9
                          251,500    Novamerican Steel, Inc.                     2,912,596     2,892,250     0.3
                          592,000    Paxar Corporation                           8,093,980     5,328,000     0.6
                          189,600    Quanex Corporation                          4,435,033     5,403,600     0.6
                        1,177,581    Ryerson Tull Inc.                          19,902,399    26,569,171     2.9
                          674,500    Shiloh Industries, Inc.                     9,473,940     9,780,250     1.1
                          381,100    Wolverine Tube, Inc.                       10,082,263     9,575,137     1.1
                          863,610    Zemex Canada Corporation                    7,282,851     5,451,538     0.6
                                                                              ------------  ------------   ------
                                                                               113,623,874   119,367,132    13.2

------------------------------------------------------------------------------------------------------------------------
Miscellaneous
------------------------------------------------------------------------------------------------------------------------
                        1,609,700    Mercer International, Inc.                 21,053,577     9,658,200     1.1
                        1,110,850    Metromedia International Group, Inc.       12,529,473     8,331,375     0.9
                                                                              ------------  ------------   ------
                                                                                33,583,050    17,989,575     2.0

------------------------------------------------------------------------------------------------------------------------
Producer Durables
------------------------------------------------------------------------------------------------------------------------
                          194,300    AGCO Corporation                            4,473,631     2,198,019     0.2
                           87,100    ANTEC Corporation                           2,506,783     2,792,644     0.3
                          250,000    Allen Telecom Inc.                          3,924,618     2,687,500     0.3
                          636,000    Applied Industrial Technologies, Inc.      11,914,143    12,084,000     1.3
                          606,200    B.I., Incorporated                          5,500,558     5,152,700     0.6
                          846,900    Brown & Sharpe Manufacturing Company
                                      (Class A)                                 10,624,240     4,605,019     0.5
                          808,800    Comdial Corporation                         4,965,675     5,712,150     0.6
                          192,800    DONCASTERS PLC (ADR) (a)                    3,281,548     3,374,000     0.4
                          517,800    ESCO Electronics Corporation                9,048,312     6,634,313     0.7
                          436,600    Kent Electronics Corporation                5,745,066     8,650,138     1.0
                          210,800    Nu Horizons Electronics Corp.               1,621,264     1,488,775     0.2
                          598,500    Oakwood Homes Corporation                  11,219,065     7,855,312     0.9
                          145,200    The Ryland Group, Inc.                      1,988,647     4,310,625     0.5
                          518,750    TALX Corporation                            4,385,624     3,760,937     0.4
                          164,630    Toll Brothers, Inc.                         3,204,764     3,529,256     0.4
                          121,600    Triumph Group, Inc.                         2,913,004     3,100,800     0.3
                                                                              ------------  ------------   ------
                                                                                87,316,942    77,936,188     8.6
========================================================================================================================

Merrill Lynch Special Value Fund, Inc.                             June 30, 1999

                           Shares                                                                         Percent of
Sector*                     Held                  Stocks                           Cost         Value     Net Assets
------------------------------------------------------------------------------------------------------------------------
Technology
------------------------------------------------------------------------------------------------------------------------
                          435,000    Anixter International, Inc.              $  5,272,172  $  7,938,750     0.9%
                          769,500    Aspen Technology, Inc.                      9,561,567     9,041,625     1.0
                          545,300    Bell Industries, Inc.                       4,905,410     2,419,769     0.3
                          346,600    Black Box Corporation                       9,823,716    17,373,325     1.9
                           89,071    Brite Voice Systems, Inc.                     722,651     1,235,860     0.1
                          806,150    C.P. Clare Corporation                      7,312,386     4,786,516     0.5
                          285,000    Cognos, Inc.                                6,900,270     6,198,750     0.7
                          263,200    The DII Group, Inc.                         3,063,360     9,820,650     1.1
                        1,120,100    DSP Communications, Inc.                   10,182,078    32,342,888     3.6
                          591,192    Harbinger Corporation                       3,322,584     7,389,900     0.8
                        1,648,800    Mentor Graphics Corporation                18,050,546    21,125,250     2.3
                          240,000    NetManage, Inc.                               621,375       517,500     0.1
                          643,750    Phoenix Technologies Ltd.                   8,297,752    11,507,031     1.3
                          593,200    Planar Systems, Inc.                        6,130,407     4,597,300     0.5
                          101,900    Rational Software Corporation               1,500,447     3,356,331     0.4
                          387,900    Read-Rite Corporation                       4,416,336     2,406,192     0.3
                          267,400    Sensormatic Electronics Corporation         2,216,624     3,726,887     0.4
                          277,000    Software Spectrum, Inc.                     5,550,546     4,501,250     0.5
                          236,817    Sterling Commerce, Inc.                     5,569,335     8,643,820     0.9
                           63,500    Storage Technology Corporation              2,076,495     1,444,625     0.2
                          897,400    Structural Dynamics Research Corporation   12,037,474    16,657,987     1.8
                           62,300    Summit Technology, Inc.                     1,029,699     1,370,600     0.1
                        1,232,700    Sybase, Inc.                               17,535,228    13,559,700     1.5
                          602,500    Telxon Corporation                          6,344,736     4,782,344     0.5
                          123,900    TriQuint Semiconductor, Inc.                2,331,787     7,039,069     0.8
                                                                              ------------  ------------   ------
                                                                               154,774,981   203,783,919    22.5

------------------------------------------------------------------------------------------------------------------------
Utilities
------------------------------------------------------------------------------------------------------------------------
                          569,600    Applied Digital Access, Inc.                4,238,174     2,563,200     0.3
========================================================================================================================
                                     Total Stocks                              820,944,639   862,658,214    95.3
========================================================================================================================

Merrill Lynch Special Value Fund, Inc.                             June 30, 1999

SCHEDULE OF INVESTMENTS (concluded)

                          Face                                                                            Percent of
                         Amount                   Issue                            Cost         Value     Net Assets
------------------------------------------------------------------------------------------------------------------------
Short-Term Securities
------------------------------------------------------------------------------------------------------------------------
Commercial Paper**    $15,000,000    CSW Credit Inc., 4.90% due 7/19/1999     $ 14,963,250  $ 14,963,250     1.6%
                       39,545,000    General Electric Capital Corp.,
                                     5.75% due 7/01/1999                        39,545,000    39,545,000     4.4
                       10,000,000    Goldman Sachs Group, L.P., 4.88%
                                     due 7/15/1999                               9,981,022     9,981,022     1.1
                       10,000,000    Metropolitan Life Insurance Company,
                                     4.87% due 7/07/1999                         9,991,883     9,991,883     1.1
========================================================================================================================
                                     Total Short-Term Securities                74,481,155    74,481,155     8.2
========================================================================================================================
Total Investments                                                             $895,425,794   937,139,369   103.5
                                                                              ============
Liabilities in Excess of Other Assets                                                        (32,026,225)   (3.5)
                                                                                            ------------   ------
Net Assets                                                                                  $905,113,144   100.0%
                                                                                            ============   ======
========================================================================================================================
Net Asset Value:       Class A -- Based on net assets of $314,975,459 and
                                  15,164,089 shares outstanding                             $      20.77
                                                                                            ============
                       Class B -- Based on net assets of $439,473,241 and
                                  22,459,391 shares outstanding                             $      19.57
                                                                                            ============
                       Class C -- Based on net assets of $45,990,881 and
                                  2,374,975 shares outstanding                              $      19.36
                                                                                            ============
                       Class D -- Based on net assets of $104,673,563 and
                                  5,066,579 shares outstanding                              $      20.66
                                                                                            ============
========================================================================================================================

* Holdings are classified into the economic sectors found in the Russell 2000 Index.
** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(a)   American Depositary Receipts (ADR).
(b)   VISX, Incorporated declared a two-for-one stock split during the quarter.

Merrill Lynch Special Value Fund, Inc.                             June 30, 1999

PORTFOLIO INFORMATION

As of June 30, 1999

                                         Percent of
Top Ten Equity Holdings                  Net Assets
DSP Communications, Inc. ................   3.6%
Ryerson Tull Inc. .......................   2.9
Mentor Graphics Corporation .............   2.3
Midway Games, Inc. ......................   2.0
Black Box Corporation ...................   1.9
Paxson Communications Corporation .......   1.9
Structural Dynamics Research Corporation    1.8
MedPartners, Inc. .......................   1.8
WMS Industries, Inc. ....................   1.8
Charter One Financial, Inc. .............   1.7


Sectors Represented                      Percent of
in the Portfolio                         Net Assets
Technology ..............................   22.5%
Consumer Discretionary ..................   18.7
Materials & Processing ..................   13.2
Financial Services ......................   11.7
Producer Durables .......................    8.6
Healthcare ..............................    8.4
Auto & Transportation ...................    5.1
Energy ..................................    4.8
Miscellaneous ...........................    2.0
Utilities ...............................    0.3

Stock Portfolio Changes for the Quarter
Ended June 30, 1999

 Additions
 ANTEC Corporation
*AppliedTheory Corp.
 BARRA Inc.
*Backweb Technologies Ltd.
*Boole & Babbage, Inc.
*Brocade Communications Systems
 Capitol Federal Financial
 Commerce Bancorp, Inc.
 Covance Inc.
*DLJDirect
 Datascope Corp.
 Evergreen Resources Inc.
*Extreme Networks
 Frontier Insurance Group, Inc.
*Informatica Corp.
 Investment Technology Group
*Juniper Networks Inc.
*Juno Online Services Inc.
 Keystone Automotive Industries Inc.
*Latitude Communications Inc.
*Marimba
 Orthodontic Centers of America, Inc.
 Panera Bread Company (Class A)
*Pantry Inc.
*Phone.com Inc.
*Portal Software Inc.
*Radio One Inc.
*Razorfish Inc.
*Redback Networks
 Sepracor Inc.
*Software.com Inc.
*Starmedia Network Inc.
 Suiza Foods Corporation
 Summit Technology, Inc.
*Tenfold Corporation
*US Internetworking Inc.
 Veterinary Centers of America, Inc.
*Viant Corporation


 Deletions
 ACX Technologies, Inc.
 Alpha Industries, Inc.
*AppliedTheory Corp.
 Au Bon Pain Co., Inc. (Class A)
 BMC Software, Inc.
*Backweb Technologies Ltd.
 Benton Oil and Gas Company
*Boole & Babbage, Inc.
*Brocade Communications Systems
 CHS Electronics, Inc.
*DLJDirect
*Extreme Networks
 Harmonic Lightwaves, Inc.
*Informatica Corp.
*Juniper Networks Inc.
*Juno Online Services Inc.
 Kennametal, Inc.
*Latitude Communications Inc.
 Magellan Health Services, Inc.
*Marimba
 PLATINUM Technology International, Inc.
*Pantry Inc.
*Phone.com Inc.
*Portal Software Inc.
*Radio One Inc.
*Razorfish Inc.
*Redback Networks
 Santa Fe International Corporation
 Shared Medical Systems Corporation
*Software.com Inc.
*Starmedia Network Inc.
 Stewart & Stevenson Services, Inc.
*Tenfold Corporation
*US Internetworking Inc.
*Viant Corporation
 Walbro Corporation


*Added and deleted in the same quarter.

Merrill Lynch Special Value Fund, Inc.                             June 30, 1999

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Arthur Zeikel, Director
Daniel V. Szemis, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Thomas D. Jones, III, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Special Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                        #10253 -- 6/99

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